UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10543

Name of Fund: BlackRock Core Bond Trust (BHK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Core Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 11/30/2010

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2010 (Unaudited)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value

321 Henderson Receivables I LLC, Series 2010-1A, Class B, 9.31%, 7/15/61 (a)	USD	1,150	$1,259,800
Capital One Multi-Asset Execution Trust, Series 2006-A5, Class A5, 0.31%, 1/15/16 (b)		350	346,430
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV2, 0.40%, 1/25/37 (b)		1,371	953,169
Credit Acceptance Auto Loan Trust, Series 2010-1, Class B, 3.63%, 10/15/18 (a)		1,980	1,971,610
Ford Credit Auto Owner Trust, Series 2009-A, Class A4, 6.07%, 5/15/14		2,110	2,278,806
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	578	758,133
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.36%, 7/25/37 (b)	USD	264	257,927
Maryland Insurance Backed Securities Trust, Series 2006-1A, Class A, 5.55%, 12/10/65		2,500	1,550,000
Nelnet Student Loan Trust, Series 2008-3, Class A4, 1.94%, 11/25/24 (b)		650	670,530
SLC Student Loan Trust, Series 2006-A, Class A4, 0.41%, 1/15/19 (b)		460	438,463
SLM Student Loan Trust, Series 2008-5 (b):
Class A3, 1.59%, 1/25/18		1,140	1,171,640
Class A4, 1.99%, 7/25/23		3,620	3,764,565
Santander Drive Auto Receivables Trust, Series 2010-2:
Class B, 2.24%, 12/15/14		860	861,592
Class C, 3.89%, 7/17/17		1,010	1,011,828
Small Business Administration, Class 1:
Series 2003-P10B, 5.14%,
8/10/13		419	444,698
Series 2004-P10B, 4.75%,
8/10/14		246	261,507

			18,000,698

Interest Only — 0.2%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (a)		4,664	309,004

Asset-Backed Securities		Par (000)	Value

Interest Only (concluded)
Sterling Coofs Trust, Series 1, 2.36%, 4/15/29 (a)	USD	7	$480,464

			789,468

Total Asset-Backed Securities – 5.0%			18,790,166

Common Stocks (c)		Shares

Machinery — 0.0%
Accuride Corp.		1,085	12,589

Software — 0.0%
Bankruptcy Management Solutions, Inc.		135	68

Specialty Retail — 0.0%
Lazydays RV Center, Inc.		2,249	14,236

Total Common Stocks – 0.0%			26,893

Corporate Bonds		Par (000)

Aerospace & Defense — 0.9%
Northrop-Grumman Corp., 7.88%, 3/01/26	USD	960	1,246,466
United Technologies Corp.:
4.88%, 5/01/15		1,125	1,272,068
6.13%, 7/15/38		700	816,457

			3,334,991

Airlines — 0.4%
American Airlines Pass-Through Trust, Series 2001-02, 7.86%, 4/01/13		380	398,050
Continental Airlines, Inc., Series 2010-1-B, 6.00%, 7/12/20 (d)		700	707,000
United Air Lines, Inc., 12.75%, 7/15/12		337	378,291

			1,483,341

Beverages — 1.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19 (a)		2,950	3,790,475

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CHF	Swiss Franc
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
JPY	Japanese Yen
LIBOR	London InterBank Offered Rate
RB	Revenue Bonds
USD	US Dollar

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2010	1

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Beverages (concluded)
Crown European Holdings SA, 7.13%, 8/15/18 (a)	EUR	355	$471,174

			4,261,649

Building Products — 0.6%
CPG International I, Inc., 10.50%, 7/01/13	USD	200	203,250
Nortek, Inc., 10.00%, 12/01/18 (a)		1,450	1,450,000
Ply Gem Industries, Inc., 11.75%, 6/15/13		450	477,000

			2,130,250

Capital Markets — 5.0%
American Capital Ltd., 8.96%, 12/31/13		720	748,123
CDP Financial, Inc. (a):
3.00%, 11/25/14		1,935	2,004,645
5.60%, 11/25/39 (e)		2,935	3,153,969
Credit Suisse, 5.50%, 5/01/14		575	637,448
The Goldman Sachs Group, Inc.:
3.70%, 8/01/15		800	817,279
5.38%, 3/15/20		1,200	1,231,559
6.00%, 6/15/20 (f)		1,405	1,506,215
Morgan Stanley:
2.79%, 5/14/13 (b)		1,890	1,950,153
4.20%, 11/20/14 (e)		1,420	1,469,704
4.00%, 7/24/15		410	416,116
3.45%, 11/02/15		918	900,939
6.25%, 8/28/17		875	949,810
5.63%, 9/23/19 (f)		630	640,876
5.50%, 7/24/20 (e)		2,155	2,205,302

			18,632,138

Chemicals — 0.4%
American Pacific Corp., 9.00%, 2/01/15		250	250,312
The Dow Chemical Co., 4.25%, 11/15/20		185	180,447
Hexion U.S. Finance Corp., 8.88%, 2/01/18		595	612,850
Huntsman International LLC, 6.88%, 11/15/13 (a)	EUR	435	570,296

			1,613,905

Commercial Banks — 8.3%
BNP Paribas Home Loan Covered Bonds SA, 2.20%, 11/02/15 (a)	USD	3,130	3,087,801
Bank of Nova Scotia, 1.65%, 10/29/15 (a)		4,795	4,720,024
CIT Group, Inc., 7.00%, 5/01/17		1,900	1,852,500
DEPFA ACS Bank, 5.13%, 3/16/37 (a)		3,775	2,750,374
Discover Bank, 8.70%, 11/18/19		1,045	1,248,854
DnB NOR Boligkreditt, 2.10%, 10/14/15 (a)		4,020	3,981,975
Eksportfinans ASA:
1.88%, 4/02/13 (e)		2,835	2,886,521
3.00%, 11/17/14		1,475	1,549,609
2.00%, 9/15/15		2,455	2,456,866
5.50%, 6/26/17		950	1,104,042
HSBC Bank USA NA, 5.88%, 11/01/34		775	768,640

Corporate Bonds		Par (000)	Value

Commercial Banks (concluded)
HSBC Holdings Plc, 6.50%, 5/02/36	USD	300	$311,254
Royal Bank of Canada, 3.13%, 4/14/15 (a)		2,400	2,527,378
Sparebanken 1 Boligkreditt, 1.25%, 10/25/13 (a)		1,580	1,575,391

			30,821,229

Commercial Services & Supplies — 0.3%
AWAS Aviation Capital Ltd., 7.00%, 10/15/16 (a)		250	248,125
Mobile Mini, Inc., 7.88%, 12/01/20 (a)		320	327,600
RR Donnelley & Sons Co., 7.63%, 6/15/20		169	184,355
West Corp., 7.88%, 1/15/19 (a)		540	533,250

			1,293,330

Consumer Finance — 0.3%
Ford Motor Credit Co. LLC:
3.04%, 1/13/12 (b)		125	125,000
7.80%, 6/01/12		340	360,440
SLM Corp., Series A, 0.59%, 1/27/14 (b)		550	489,144

			974,584

Containers & Packaging — 1.4%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (a)	EUR	425	543,394
Ball Corp.:
7.38%, 9/01/19	USD	270	293,625
6.75%, 9/15/20		675	718,875
Berry Plastics Corp., 9.75%, 1/15/21 (a)		975	933,562
Impress Holdings BV, 3.41%, 9/15/13 (a)(b)		300	297,750
Pregis Corp., 12.38%, 10/15/13		545	542,275
Smurfit Kappa Acquisitions (a):
7.25%, 11/15/17	EUR	725	950,493
7.75%, 11/15/19		685	913,612

			5,193,586

Diversified Financial Services — 6.5%
Ally Financial Inc.:
8.30%, 2/12/15	USD	3,500	3,683,750
6.25%, 12/01/17 (a)		240	230,400
8.00%, 3/15/20 (a)		560	576,800
Bank of America Corp.:
7.63%, 6/01/19 (f)		450	511,580
5.63%, 7/01/20		1,070	1,075,693
Citigroup, Inc., 4.75%, 5/19/15		375	391,265
General Electric Capital Corp.:
6.15%, 8/07/37 (f)		4,150	4,209,694
5.88%, 1/14/38		177	173,345
6.88%, 1/10/39		135	149,950
JPMorgan Chase & Co.:
3.70%, 1/20/15 (e)		3,425	3,570,018
2.60%, 1/15/16		690	673,876
6.00%, 1/15/18		125	140,914
6.30%, 4/23/19 (f)		2,000	2,289,708
4.25%, 10/15/20		1,150	1,124,778
Novus USA Trust, 11/18/11 (a)		860	860,000

2	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Diversified Financial Services (concluded)
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (a)	USD	890	$927,825
Reynolds Group Issuer, Inc. (a):
7.75%, 10/15/16	EUR	550	735,342
7.13%, 4/15/19	USD	2,111	2,147,943
9.00%, 4/15/19		600	610,500

			24,083,381

Diversified Telecommunication Services — 5.1%
AT&T Inc.:
6.45%, 6/15/34		780	843,154
6.55%, 2/15/39 (f)		3,375	3,722,001
BellSouth Telecommunications, Inc., 8.29%, 12/15/95 (g)		1,700	1,234,295
GCI, Inc., 8.63%, 11/15/19		1,700	1,848,750
Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (a)		120	127,800
Qwest Communications International, Inc.:
7.50%, 2/15/14		60	60,600
Series B, 7.50%, 2/15/14		30	30,300
Qwest Corp., 8.38%, 5/01/16		180	216,000
Telecom Italia Capital SA:
4.95%, 9/30/14		1,075	1,123,908
6.00%, 9/30/34		1,550	1,315,496
Telefonica Emisiones SAU, 7.05%, 6/20/36		1,975	2,120,066
Verizon Communications, Inc.:
8.75%, 11/01/18		1,220	1,645,636
6.40%, 2/15/38 (e)		2,125	2,365,880
8.95%, 3/01/39		900	1,287,466
Verizon Global Funding Corp., 7.75%, 12/01/30		70	88,918
Verizon New Jersey, Inc.:
5.88%, 1/17/12		335	352,551
7.85%, 11/15/29		230	255,395
Windstream Corp.:
8.13%, 8/01/13		60	65,550
8.63%, 8/01/16		90	93,375
7.88%, 11/01/17		60	63,000

			18,860,141

Electric Utilities — 4.2%
Alabama Power Co., 6.00%, 3/01/39		1,275	1,434,443
Duke Energy Carolinas LLC:
6.10%, 6/01/37		315	355,330
6.00%, 1/15/38		825	939,472
EDF SA, 5.60%, 1/27/40 (a)		1,400	1,471,758
E.ON International Finance BV, 6.65%, 4/30/38 (a)		1,525	1,832,303
Elwood Energy LLC, 8.16%, 7/05/26		98	94,944
Florida Power & Light Co., 4.95%, 6/01/35		950	936,204
Florida Power Corp.:
6.35%, 9/15/37		1,325	1,553,654
6.40%, 6/15/38		430	505,500
PacifiCorp., 6.25%, 10/15/37		575	666,071
Public Service Co. of Colorado, 6.25%, 9/01/37		1,200	1,403,228

Corporate Bonds		Par (000)	Value

Electric Utilities (concluded)
Southern California Edison Co.:
5.63%, 2/01/36	USD	625	$670,799
Series 05-E, 5.35%, 7/15/35		125	130,171
Series 08-A, 5.95%, 2/01/38		1,075	1,211,197
The Toledo Edison Co., 6.15%, 5/15/37		350	366,257
Virginia Electric and Power Co., Series A, 6.00%, 5/15/37		2,000	2,249,026

			15,820,357

Energy Equipment & Services — 1.0%
Calfrac Holdings LP, 7.50%, 12/01/20 (a)		340	338,300
Exterran Holdings, Inc., 7.25%, 12/01/18 (a)		605	605,000
Frac Tech Services LLC, 7.13%, 11/15/18 (a)		875	868,437
North American Energy Alliance LLC, 10.88%, 6/01/16 (a)		985	1,093,350
Precision Drilling Corp., 6.63%, 11/15/20 (a)		520	525,200
Thermon Industries, Inc., 9.50%, 5/01/17 (a)		180	191,700

			3,621,987

Food & Staples Retailing — 0.9%
Wal-Mart Stores, Inc.:
6.50%, 8/15/37		1,900	2,279,141
6.20%, 4/15/38		850	985,672

			3,264,813

Food Products — 0.5%
Kraft Foods, Inc., 7.00%, 8/11/37		1,455	1,756,063

Health Care Equipment & Supplies — 0.3%
DJO Finance LLC, 10.88%, 11/15/14		860	937,400

Health Care Providers & Services — 0.5%
Tenet Healthcare Corp.:
9.00%, 5/01/15		410	439,725
10.00%, 5/01/18		170	189,975
8.88%, 7/01/19		1,150	1,224,750

			1,854,450

Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp., 5.70%, 2/01/39		825	907,700

Household Durables — 1.8%
Beazer Homes USA, Inc.:
8.13%, 6/15/16		255	246,075
12.00%, 10/15/17		1,050	1,202,250
Belvoir Land LLC, Series A-1, 5.27%, 12/15/47 (a)		300	252,390
Irwin Land LLC (a):
Series A-1, 5.03%, 12/15/25		525	523,577
Series A-2, 5.40%, 12/15/47		1,500	1,219,530
Ohana Military Communities LLC, Series 04I, 6.19%, 4/01/49 (a)		350	331,562
Standard Pacific Corp.:
6.25%, 4/01/14		160	166,400

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2010	3

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Household Durables (concluded)
Standard Pacific Corp. (concluded):
7.00%, 8/15/15	USD	225	$231,750
10.75%, 9/15/16		2,100	2,394,000

			6,567,534

Household Products — 0.3%
Kimberly-Clark, Corp., 6.63%, 8/01/37		850	1,050,676

IT Services — 1.1%
First Data Corp.:
9.88%, 9/24/15		155	131,750
10.55%, 9/24/15 (h)		945	798,186
iPayment, Inc., 9.75%, 5/15/14		240	222,000
iPayment Investors LP, 12.75%, 7/15/14 (a)(h)		812	698,068
SunGard Data Systems, Inc. (a):
7.38%, 11/15/18		660	653,400
7.63%, 11/15/20		1,730	1,730,000

			4,233,404

Independent Power Producers & Energy Traders — 0.8%
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (a)		1,000	1,052,500
Energy Future Holdings Corp., 10.00%, 1/15/20 (a)		1,520	1,555,194
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		347	355,902
NRG Energy, Inc.:
7.25%, 2/01/14		35	35,700
7.38%, 2/01/16		20	20,100

			3,019,396

Industrial Conglomerates — 0.8%
Sequa Corp. (a):
11.75%, 12/01/15		690	736,575
13.50%, 12/01/15 (h)		1,940	2,105,325

			2,841,900

Insurance — 2.0%
Chubb Corp., 6.00%, 5/11/37		1,100	1,192,299
Hartford Life Global Funding Trusts, 0.47%, 6/16/14 (b)		425	412,396
Manulife Financial Corp., 3.40%, 9/17/15		780	777,923
Metropolitan Life Global Funding I (a):
2.50%, 1/11/13 (e)		2,545	2,607,701
5.13%, 6/10/14		775	859,004
Prudential Financial, Inc.:
5.70%, 12/14/36		675	661,535
Series D, 5.90%, 3/17/36		500	502,569
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (a)		505	586,945

			7,600,372

Machinery — 0.9%
AGY Holding Corp., 11.00%, 11/15/14		310	279,387
Navistar International Corp.:
3.00%, 10/15/14 (i)		1,040	1,283,100
8.25%, 11/01/21		1,170	1,254,825

Corporate Bonds		Par (000)	Value

Machinery (concluded)
Titan International, Inc., 5.63%, 1/15/17 (a)(i)	USD	340	$610,300

			3,427,612

Marine — 0.9%
Horizon Lines, Inc., 4.25%, 8/15/12 (i)		2,355	2,145,994
Nakilat, Inc., Series A, 6.07%, 12/31/33 (a)		1,050	1,118,250

			3,264,244

Media — 7.2%
Affinion Group, Inc., 7.88%, 12/15/18 (a)		120	110,700
CBS Corp., 8.88%, 5/15/19		465	597,584
CCH II LLC, 13.50%, 11/30/16		2,300	2,705,817
CMP Susquehanna Corp., 3.44%, 5/15/14 (a)		52	1,040
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17		1,132	1,208,410
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		600	848,003
Comcast Corp.:
6.45%, 3/15/37		790	850,461
6.40%, 3/01/40		390	416,743
Cox Enterprises, Inc.:
Loan Close 2, 4.00%, 8/15/18		908	907,900
Loan Close 3, 12.00%, 8/15/18		1,050	1,050,000
Shares Loan, 4.00%, 8/15/18		1,071	1,070,532
DIRECTV Holdings LLC, 6.00%, 8/15/40		240	238,198
Discovery Communications LLC, 3.70%, 6/01/15		480	505,178
Interactive Data Corp., 10.25%, 8/01/18 (a)		1,480	1,598,400
NBC Universal, Inc. (a):
5.15%, 4/30/20		680	725,940
4.38%, 4/01/21		995	998,650
The New York Times Co., 6.63%, 12/15/16 (a)		1,800	1,840,500
News America Holdings, Inc.:
7.70%, 10/30/25		825	987,078
8.45%, 8/01/34		625	788,746
News America, Inc., 7.63%, 11/30/28		385	456,590
Rainbow National Services LLC (a):
8.75%, 9/01/12		200	200,750
10.38%, 9/01/14		943	979,541
TCI Communications, Inc., 7.88%, 2/15/26		610	747,573
TL Acquisitions, Inc., 10.50%, 1/15/15 (a)		490	490,000
Time Warner Cable, Inc.:
7.30%, 7/01/38		930	1,092,814
5.88%, 11/15/40		510	505,789
Time Warner Cos., Inc., 6.95%, 1/15/28		70	80,111
Time Warner, Inc.:
4.70%, 1/15/21		350	367,677
7.70%, 5/01/32		85	103,886
6.10%, 7/15/40		215	226,769

4	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Media (concluded)
UPC Germany GmbH, 8.13%, 12/01/17 (a)	USD	2,600	$2,704,000
Ziggo Finance BV, 6.13%, 11/15/17 (a)	EUR	1,135	1,436,448

			26,841,828

Metals & Mining — 2.0%
AngloGold Ashanti Holdings Plc, 5.38%, 4/15/20	USD	270	283,560
Cliffs Natural Resources, Inc., 4.80%, 10/01/20		485	484,206
Corporacion Nacional del Cobre de Chile, 3.75%, 11/04/20 (a)		259	252,139
Drummond Co., Inc.:
9.00%, 10/15/14 (a)		1,115	1,176,325
7.38%, 2/15/16		375	382,500
Falconbridge Ltd., 6.20%, 6/15/35		1,250	1,249,338
Goldcorp, Inc., 2.00%, 8/01/14 (i)		645	782,869
New World Resources NV, 7.38%, 5/15/15	EUR	215	275,591
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (i)	USD	615	854,850
Novelis, Inc., 11.50%, 2/15/15		1,070	1,316,100
United States Steel Corp., 7.38%, 4/01/20		315	314,606

			7,372,084

Oil, Gas & Consumable Fuels — 7.0%
Arch Coal, Inc., 7.25%, 10/01/20		1,225	1,341,375
Atlas Energy Operating Co. LLC:
12.13%, 8/01/17		600	786,000
10.75%, 2/01/18		40	48,750
BP Capital Markets Plc, 3.13%, 3/10/12		1,270	1,298,881
Bill Barrett Corp., 9.88%, 7/15/16		75	81,750
Burlington Resources Finance Co., 7.40%, 12/01/31		875	1,084,290
Canadian Natural Resources, Ltd.:
6.50%, 2/15/37		410	473,816
6.25%, 3/15/38		375	421,706
6.75%, 2/01/39		1,025	1,240,360
Cenovus Energy, Inc., 6.75%, 11/15/39		895	1,036,756
Chesapeake Energy Corp., 6.63%, 8/15/20		1,390	1,400,425
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36		535	593,303
Crosstex Energy LP, 8.88%, 2/15/18		130	135,525
Devon Energy Corp., 7.95%, 4/15/32		625	830,369
EnCana Corp.:
6.50%, 8/15/34		670	743,435
6.63%, 8/15/37		700	784,651
Enterprise Products Operating LLC:
6.13%, 2/01/13		695	752,074
6.13%, 10/15/39		700	720,665
MidAmerican Energy Co., 5.80%, 10/15/36		700	756,798
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		800	867,011
6.50%, 9/15/37		1,900	2,207,703

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Nexen, Inc.:
6.40%, 5/15/37	USD	1,100	$1,180,250
7.50%, 7/30/39		257	308,043
Niska Gas Storage US LLC, 8.88%, 3/15/18 (a)		1,000	1,050,000
OPTI Canada, Inc., 9.00%, 12/15/12 (a)		700	696,500
Peabody Energy Corp., 6.50%, 9/15/20		1,230	1,328,400
Petrobras International Finance Co.:
5.88%, 3/01/18		75	82,061
5.75%, 1/20/20		1,725	1,862,760
Rockies Express Pipeline LLC, 3.90%, 4/15/15 (a)		680	685,141
Valero Energy Corp., 6.63%, 6/15/37		1,245	1,236,501

			26,035,299

Paper & Forest Products — 1.2%
Boise Paper Holdings LLC:
9.00%, 11/01/17		490	540,225
8.00%, 4/01/20		210	227,325
Clearwater Paper Corp., 10.63%, 6/15/16		620	711,450
International Paper Co., 7.30%, 11/15/39		750	839,480
NewPage Corp., 11.38%, 12/31/14		1,115	1,009,075
PH Glatfelter Co., 7.13%, 5/01/16		295	304,588
Verso Paper Holdings LLC, 11.50%, 7/01/14		745	808,325

			4,440,468

Pharmaceuticals — 1.6%
Roche Holdings, Inc., 7.00%, 3/01/39 (a)		850	1,102,523
Schering-Plough Corp., 6.55%, 9/15/37		1,125	1,407,198
Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36		1,445	1,639,853
Wyeth:
6.00%, 2/15/36		675	771,049
5.95%, 4/01/37		925	1,049,834

			5,970,457

Real Estate Investment Trusts (REITs) — 0.1%
Kimco Realty Corp., 6.88%, 10/01/19		430	499,152

Road & Rail — 0.6%
Avis Budget Car Rental LLC, 9.63%, 3/15/18		715	748,962
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		950	998,674
Canadian National Railway Co., 6.25%, 8/01/34		350	408,442

			2,156,078

Semiconductors & Semiconductor Equipment — 0.1%
Spansion LLC, 7.88%, 11/15/17 (a)		390	397,313

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2010	5

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Software — 0.2%
Oracle Corp., 5.38%, 7/15/40 (a)	USD	895	$926,765

Thrifts & Mortgage Finance — 1.6%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (a)(e)		1,305	1,376,164
MGIC Investment Corp., 5.38%, 11/01/15		840	806,400
The PMI Group Inc., 6.00%, 9/15/16		1,400	1,188,017
Radian Group, Inc.:
5.63%, 2/15/13		1,400	1,400,000
5.38%, 6/15/15		1,400	1,302,000

			6,072,581

Tobacco — 0.2%
Philip Morris International, Inc., 4.50%, 3/26/20		640	685,732

Wireless Telecommunication Services — 3.2%
Cricket Communications, Inc., 10.00%, 7/15/15		60	63,300
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)		1,420	1,525,236
Digicel Group Ltd. (a):
9.13%, 1/15/15 (h)		560	565,600
8.25%, 9/01/17		150	157,500
Intelsat Jackson Holdings SA, 7.25%, 10/15/20 (a)		2,040	2,034,900
MetroPCS Wireless, Inc.:
7.88%, 9/01/18		850	880,813
6.63%, 11/15/20		850	809,625
Nextel Communications, Inc., Series E, 6.88%, 10/31/13		770	769,038
Rogers Communications, Inc., 7.50%, 8/15/38		1,150	1,474,218
SBA Tower Trust, 4.25%, 4/15/40 (a)		950	1,002,477
Sprint Capital Corp., 6.88%, 11/15/28		725	616,250
Vodafone Group Plc, 4.15%, 6/10/14		2,050	2,187,317

			12,086,274

Total Corporate Bonds – 71.5%			266,334,464

Foreign Agency Obligations

Hellenic Republic Government Bond, 4.60%, 9/20/40	EUR	160	109,640
Israel Government AID Bond:
5.50%, 4/26/24	USD	825	992,860
5.50%, 9/18/33		845	990,786
Italy Government International Bond, 5.38%, 6/15/33		455	442,315
Japan Finance Corp., 2.00%, 6/24/11		860	867,443
Kreditanstalt fuer Wiederaufbau, 1.38%, 7/15/13 (f)		660	668,551
Mexico Government International Bond, 5.63%, 1/15/17		370	416,250

Foreign Agency Obligations		Par (000)	Value

Russian Foreign Bond Eurobond, 7.50%, 3/31/30	USD	1,334	$1,535,316
United Mexican States, Series A, 5.13%, 1/15/20		215	232,200

Total Foreign Agency Obligations – 1.7%			6,255,361

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 5.3%
321 Henderson Receivables I LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (a)		886	886,214
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 3/25/37		1,100	873,467
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 14A1, 5.41%, 11/25/34 (b)		535	516,011
CS First Boston Mortgage Securities Corp., Series 2005-12, Class 6A1, 6.00%, 1/25/36		1,033	736,136
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class
1A15, 5.50%, 12/25/35		1,596	1,336,732
Series 2006-0A19, Class A1,
0.44%, 2/20/47 (b)		472	264,954
Series 2006-0A21, Class A1,
0.44%, 3/20/47 (b)		877	460,208
Series 2006-41CB, Class 1A4,
5.75%, 1/25/37		800	620,168
Series 2007-HY4, Class 4A1,
5.63%, 6/25/47 (b)		1,012	715,831
Countrywide Home Loan Mortgage Pass- Through Trust:
Series 2006-0A5, Class 2A1,
0.45%, 4/25/46 (b)		365	213,317
Series 2007-10, Class A22,
6.00%, 7/25/37		836	660,191
Credit Suisse Mortgage Capital Certificates, Series 2007-1, Class 5A14, 6.00%, 2/25/37		644	551,988
Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2006-0A1, Class A1, 0.45%, 2/25/47 (b)		290	179,983
GSR Mortgage Loan Trust:
Series 2005-AR4, Class 6A1,
5.25%, 7/25/35 (b)		436	413,762
Series 2006-4F, Class 1A1,
5.00%, 5/25/36		867	770,879
Series 2006-AR1, Class 2A1,
4.84%, 1/25/36 (b)		754	594,337
Series 2007-4F, Class 3A1,
6.00%, 7/25/37		972	842,899
Homebanc Mortgage Trust, Series 2006-2, Class A1, 0.43%, 12/25/36 (b)		753	561,600

6	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Collateralized Mortgage Obligations (concluded)
IndyMac IMJA Mortgage Loan Trust, Series 2007-A1, Class A4, 6.00%, 8/25/37	USD	1,100	$888,993
JPMorgan Mortgage Trust:
Series 2006-S3, Class 1A12,
6.50%, 8/25/36		752	696,857
Series 2007-S1, Class 2A22,
5.75%, 3/25/37		702	597,693
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 5.37%, 5/25/36 (b)		758	574,266
Residential Funding Mortgage Securities I, Series 2007-S6, Class 1A16, 6.00%, 6/25/37		556	484,747
Station Place Securitization Trust, Series 2009-1, Class A, 1.75%, 1/25/40 (a)(b)		1,615	1,615,000
Structured Asset Securities Corp., Series 2002-AL1, Class A2, 3.45%, 2/25/32		1,650	1,559,366
Wells Fargo Mortgage-Backed Securities Trust:
Series 2006, Class 1A29,
6.00%, 8/25/36		629	612,284
Series 2006-3, Class A9,
5.50%, 3/25/36		504	496,192
Series 2007-8, Class 2A9,
6.00%, 7/25/37		565	515,817
Series 2007-10, Class 1A21,
6.00%, 7/25/37		362	354,657

			19,594,549

Commercial Mortgage-Backed Securities — 11.3%
Banc of America Commercial Mortgage, Inc., Class A4:
Series 2006-4, 5.63%,
7/10/46		420	448,522
Series 2007-1, 5.45%,
1/15/49		750	788,379
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A2, 4.94%, 12/15/35		2,720	2,859,982
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.09%, 12/10/49 (b)		1,370	1,471,860
Commercial Mortgage Pass- Through Certificates, Series 2004-LB3A, Class A3, 5.09%, 7/10/37 (b)		960	975,392
Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class AM, 6.02%, 6/15/38 (b)		1,000	1,010,615
Extended Stay America Trust, Series 2010-ESHA (a):
Class A, 2.95%, 11/05/27		2,555	2,548,404
Class C, 4.86%, 11/05/27		750	741,534

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
First Union National Bank Commercial Mortgage:
Series 2001-C3, Class A3,
6.42%, 8/15/33	USD	2,400	$2,433,652
Series 2001-C4, Class A2,
6.22%, 12/12/33		2,133	2,192,280
GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2, 4.93%, 7/10/39		2,350	2,471,709
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-C1, Class A3,
5.86%, 10/12/35		2,034	2,085,139
Series 2004-CB8, Class A1A,
4.16%, 1/12/39 (a)		772	790,895
Series 2004-CBX, Class A4,
4.53%, 1/12/37		2,180	2,218,332
LB-UBS Commercial Mortgage Trust (b):
Series 2007-C6, Class A4,
5.86%, 7/15/40		1,761	1,845,564
Series 2007-C7, Class A3,
5.87%, 9/15/45		700	742,691
Merrill Lynch Mortgage Trust, Series 2004 BPC1, Class A3, 4.47%, 10/12/41 (b)		4,200	4,272,172
Morgan Stanley Capital I:
Series 2004-HQ4, Class A7,
4.97%, 4/14/40		1,000	1,037,852
Series 2005-T17, Class A4,
4.52%, 12/13/41		2,525	2,570,111
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C21, Class A3,
5.38%, 10/15/44 (b)		170	171,610
Series 2006-C28, Class A2,
5.50%, 10/15/48		7,400	7,534,708
Series 2007-C33, Class A4,
6.10%, 2/15/51 (b)		995	1,040,997

			42,252,400

Total Non-Agency Mortgage-Backed Securities – 16.6%			61,846,949

Other Interests (j)		Beneficial Interest (000)

Health Care Providers & Services — 0.0%
Critical Care Systems International, Inc.		2	381

Total Other Interests – 0.0%			381

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2010	7

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Preferred Securities

Capital Trusts		Par (000)	Value

Capital Markets — 0.1%
Credit Suisse Guernsey Ltd., 5.86% (b)(k)	USD	494	$464,360

Insurance — 0.7%
The Allstate Corp., 6.50%, 5/15/67 (b)		1,950	1,954,875
Lincoln National Corp., 6.05%, 4/20/67 (b)		675	622,688

			2,577,563

Total Capital Trusts – 0.8%			3,041,923

Preferred Stocks		Shares

Automobiles — 0.5%
General Motors Co., 4.75% (c)		35,400	1,794,780

Media — 0.0%
CMP Susquehanna Radio Holdings Corp., 0.00% (a)(b)(c)		12,033	—

Specialty Retail — 0.0%
Lazydays RV Center, Inc., 0.00% (c)		48	70,380

Total Preferred Stocks – 0.5%			1,865,160

Total Preferred Securities – 1.3%			4,907,083

Taxable Municipal Bonds		Par (000)

The Board of Trustees of The Leland Stanford Junior University, 4.25%, 5/01/16	USD	435	479,083
City of Chicago Illinois, RB, Build America Bonds, 6.40%, 1/01/40		250	249,490
Dallas Area Rapid Transit, RB, Build America Bonds, 6.00%, 12/01/44		255	271,200
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40		950	976,230
Indianapolis Local Public Improvement Bond Bank, RB, Build America Bonds, 6.12%, 1/15/40		1,275	1,320,581
Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39		625	721,488
New York City Municipal Water Finance Authority, RB, Build America Bonds, 5.72%, 6/15/42		700	695,324
New York State Dormitory Authority, RB, Build America Bonds:
5.63%, 3/15/39		550	537,790
5.60%, 3/15/40		950	941,802
Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29		385	411,203

Taxable Municipal Bonds	Par (000)		Value

Princeton University, 5.70%, 3/01/39	USD	575	$648,732
State of California, GO:
Build America Bonds, 7.30%, 10/01/39		1,090	1,088,147
Build America Bonds, 7.35%, 11/01/39		540	542,408
Build America Bonds, Various Purpose, 7.50%, 4/01/34		360	369,594
Various Purpose, Series 3, 5.45%, 4/01/15		2,300	2,438,000
State of Illinois, GO, Pension, 5.10%, 6/01/33		970	755,824
University of California, RB, Build America Bonds, 5.95%, 5/15/45		445	420,489

Total Taxable Municipal Bonds – 3.5%			12,867,385

U.S. Government Sponsored Agency Securities

Agency Obligations — 2.8%
Fannie Mae:
6.45%, 10/09/19 (e)(l)		5,875	3,879,386
5.63%, 7/15/37 (m)		775	913,992
Federal Home Loan Banks:
5.25%, 12/09/22 (m)		675	795,706
5.37%, 9/09/24 (e)		1,075	1,275,417
Resolution Funding Corp. (l):
6.39%, 7/15/18		525	427,954
6.40%, 10/15/18		525	422,934
Tennessee Valley Authority, 5.25%, 9/15/39		2,355	2,596,922

			10,312,311

Collateralized Mortgage Obligations — 0.6%
Fannie Mae Mortgage-Backed Securities, Series 2005-5, Class PK, 5.00%, 12/25/34		1,148	1,253,604
Freddie Mac Mortgage-Backed Securities, Series 2825, Class VP, 5.50%, 6/15/15		844	929,933

			2,183,537

Federal Deposit Insurance Corporation Guaranteed — 0.6%
General Electric Capital Corp.:
2.00%, 9/28/12 (e)		1,850	1,899,315
2.13%, 12/21/12		515	530,795

			2,430,110

Interest Only Collateralized Mortgage Obligations — 0.1%
Freddie Mac Mortgage-Backed Securities:
Series 2579, Class HI, 5.00%, 8/15/17		672	24,797
Series 2611, Class QI, 5.50%, 9/15/32		2,709	297,573

			322,370

8	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value

Mortgage-Backed Securities — 47.0%
Fannie Mae Mortgage-Backed Securities:
4.00%, 11/01/15 - 12/15/40 (e)(n)	USD	39,547	$40,261,064
4.50%, 12/15/40 - 1/15/41 (n)		78,300	81,403,052
5.00%, 12/15/25 - 1/15/41 (n)		46,100	48,845,482
5.50%, 12/15/25 (n)		300	326,016
6.00%, 8/01/29 - 4/01/35		2,483	2,737,777
Freddie Mac Mortgage-Backed Securities:
4.50%, 12/15/40 (n)		100	103,828
5.00%, 12/15/40 (n)		100	105,703
6.00%, 2/01/13 - 12/01/18		1,077	1,178,644
Ginnie Mae Mortgage-Backed Securities, 5.50%, 8/15/33		141	153,925

			175,115,491

Total U.S. Government Sponsored Agency Securities – 51.1%			190,363,819

U.S. Treasury Obligations

U.S. Treasury Bonds (e):
8.13%, 8/15/21		1,550	2,300,781
7.25%, 8/15/22		1,535	2,166,748
6.25%, 8/15/23		5,720	7,516,435
4.25%, 11/15/40		2,200	2,255,686
U.S. Treasury Inflation Indexed Bonds, 0.50%, 4/15/15 (e)		3,629	3,735,777
U.S. Treasury Notes:
0.38%, 9/30/12 (e)		7,700	7,690,675
0.38%, 10/31/12 (e)		20,400	20,368,931
0.50%, 10/15/13 (e)		2,695	2,681,735
1.25%, 10/31/15 (e)		18,450	18,288,563
2.25%, 11/30/17		2,690	2,707,233
3.50%, 2/15/18		1,325	1,442,490
2.63%, 8/15/20 (e)		25,521	25,233,889
2.63%, 11/15/20 (e)		6,040	5,951,284
3.50%, 2/15/39		330	296,588
4.25%, 5/15/39 (e)		6,045	6,206,516
4.38%, 5/15/40 (e)		6,375	6,677,813
3.88%, 8/15/40 (e)		12,720	12,221,134

Total U.S. Treasury Obligations – 34.3%			127,742,278

Warrants (o)		Shares	Value

Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (Expires 3/26/19) (a)		13,751	$—

Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)		90	1

Total Warrants – 0.0%			1

Total Long-Term Investments (Cost – $675,658,751) – 185.0%			689,134,780

Options Purchased		Notional Amount (000)

Over-the-Counter Call Swaptions — 1.4%
Receive a fixed rate of 4.22% and pay a floating rate based on 3-month LIBOR, Expires 4/29/11, Broker Credit Suisse International	USD	9,000	884,277
Receive a fixed rate of 3.65% and pay a floating rate based on 3-month LIBOR, Expires 5/05/11, Broker Credit Suisse International		5,700	314,760
Receive a fixed rate of 4.01% and pay a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker Goldman Sachs Bank USA		6,000	485,898
Receive a fixed rate of 3.86% and pay a floating rate based on 3-month LIBOR, Expires 5/19/11, Broker JPMorgan Chase Bank NA		10,700	742,923
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, Expires 9/02/11, Broker UBS AG		5,000	106,490
Receive a fixed rate of 3.12% and pay a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker Deutsche Bank AG		3,000	77,955
Receive a fixed rate of 4.39% and pay a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker Citibank NA		2,400	219,811
Receive a fixed rate of 3.89% and pay a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker Goldman Sachs Bank USA		4,200	249,005
Receive a fixed rate of 3.93% and pay a floating rate based on 3- month LIBOR, Expires 7/16/12, Broker Goldman Sachs Bank USA		4,700	287,903
Receive a fixed rate of 3.70% and pay a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker Credit Suisse International		4,800	236,990

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2010	9

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Options Purchased		Notional Amount (000)	Value

Over-the-Counter Call Swaptions (concluded)
Receive a fixed rate of 3.30% and pay a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker JPMorgan Chase Bank NA	USD	4,000	$125,944
Receive a fixed rate of 3.46% and pay a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker UBS AG		5,500	205,513
Receive a fixed rate of 3.81% and pay a floating rate based on 3-month LIBOR, Expires 9/17/13, Broker Citibank NA		1,500	70,481
Receive a fixed rate of 3.88% and pay a floating rate based on 3-month LIBOR, Expires 10/28/13, Broker Deutsche Bank AG		2,000	98,860
Receive a fixed rate of 5.20% and pay a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker Citibank NA		9,300	935,124
Receive a fixed rate of 4.85% and pay a floating rate based on 3-month LIBOR, Expires 11/23/20, Broker UBS AG		2,200	155,745

			5,197,679

		Contracts

Over-the-Counter Put Options — 0.0%
EUR Put Option, Strike Price USD 1.34, Expires 12/01/10, Broker Citibank NA		2,796	122,640

		Notional Amount (000)

Over-the-Counter Put Swaptions — 0.8%
Pay a fixed rate of 4.22% and receive a floating rate based on 3-month LIBOR, Expires 4/29/11, Broker Credit Suisse International	USD	9,000	28,701
Pay a fixed rate of 4.02% and receive a floating rate based on 3-month LIBOR, Expires 5/05/11, Broker Credit Suisse International		9,200	47,187
Pay a fixed rate of 4.01% and receive a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker Goldman Sachs Bank USA		6,000	35,520
Pay a fixed rate of 3.86% and receive a floating rate based on 3-month LIBOR, Expires 5/19/11, Broker JPMorgan Chase Bank NA		10,700	86,766

Options Purchased		Notional Amount (000)	Value

Over-the-Counter Put Swaptions (continued)
Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, Expires 9/02/11, Broker UBS AG	USD	5,000	$228,340
Pay a fixed rate of 3.12% and receive a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker Deutsche Bank AG		3,000	139,890
Pay a fixed rate of 4.39% and receive a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker Citibank NA		2,400	50,791
Pay a fixed rate of 3.89% and receive a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker Goldman Sachs Bank USA		4,200	158,231
Pay a fixed rate of 3.93% and receive a floating rate based on 3-month LIBOR, Expires 7/16/12, Broker Goldman Sachs Bank USA		4,700	173,599
Pay a fixed rate of 3.70% and receive a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker Credit Suisse International		4,800	219,561
Pay a fixed rate of 3.16% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker Deutsche Bank AG		2,400	57,480
Pay a fixed rate of 3.30% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker JPMorgan Chase Bank NA		4,000	274,508
Pay a fixed rate of 3.46% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker UBS AG		5,500	338,503
Pay a fixed rate of 3.81% and receive a floating rate based on 3-month LIBOR, Expires 9/17/13, Broker Citibank NA		1,500	103,377
Pay a fixed rate of 3.88% and receive a floating rate based on 3-month LIBOR, Expires 10/28/13, Broker Deutsche Bank AG		2,000	136,110
Pay a fixed rate of 4.85% and receive a floating rate based on 3-month LIBOR, Expires 10/14/14, Broker Deutsche Bank AG, Deutsche Bank AG		4,400	222,781
Pay a fixed rate of 5.20% and receive a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker Citibank NA		9,300	437,760

10	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Options Purchased		Notional Amount (000)	Value

Over-the-Counter Put Swaptions (concluded)
Pay a fixed rate of 4.85% and receive a floating rate based on 3-month LIBOR, Expires 11/23/20, Broker UBS AG	USD	2,200	$141,368

			2,880,473

Total Options Purchased (Cost – $7,865,607) – 2.2%			8,200,792

Total Investments Before TBA Sale Commitments and Options Written (Cost – $683,569,982*) – 187.2%			697,335,572

TBA Sale Commitments (n)		Par (000)

Fannie Mae Mortgage-Backed Securities:
4.00%, 11/01/15 - 12/15/40		46,200	(46,914,668)
4.50%, 12/15/40 - 1/15/41		67,700	(70,369,109)
5.00%, 12/15/25 - 1/15/41		40,400	(42,798,750)
6.00%, 8/01/29 - 4/01/35		8,500	(9,249,063)
Ginnie Mae Mortgage-Backed Securities, 5.50%, 8/15/33		100	(108,703)

Total TBA Sale Commitments (Proceeds – $170,673,957) – (45.5)%			(169,440,293)

Options Written		Contracts

Exchange-Traded Call Options – (0.0)%
Five-Year U.S. Treasury Bond Future, Strike Price USD 119.50, Expires 2/18/11		12	(14,906)
Ten-Year U.S. Treasury Bond Future, Strike Price USD 124, Expires 2/18/11		47	(85,188)

			(100,094)

Exchange-Traded Put Options – (0.0)%
Five-Year U.S. Treasury Bond Future, Strike Price USD 119.50, Expires 2/18/11		12	(10,688)
Ten-Year U.S. Treasury Bond Future, Strike Price USD 124, Expires 2/18/11		47	(80,047)

			(90,735)

Options Written		Notional Amount (000)	Value

Over-the-Counter Call Swaptions — (1.5)%
Pay a fixed rate of 2.32% and receive a floating rate based on 3-month LIBOR, Expires 12/03/10, Broker Citibank NA	USD	2,900	$(29)
Pay a fixed rate of 2.80% and receive a floating rate based on 3-month LIBOR, Expires 2/08/11, Broker Deutsche Bank AG		5,900	(50,227)
Pay a fixed rate of 4.06% and receive a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker Royal Bank of Scotland Plc		6,800	(580,951)
Pay a fixed rate of 4.06% and receive a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker BNP Paribas SA		3,500	(298,193)
Pay a fixed rate of 4.49% and receive a floating rate based on 3-month LIBOR, Expires 12/05/11, Broker Deutsche Bank AG		4,000	(426,228)
Pay a fixed rate of 4.14% and receive a floating rate based on 3-month LIBOR, Expires 6/15/12, Broker Deutsche Bank AG		3,700	(275,043)
Pay a fixed rate of 4.05% and receive a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Deutsche Bank AG		3,500	(241,734)
Pay a fixed rate of 3.83% and receive a floating rate based on 3-month LIBOR, Expires 7/30/12, Broker Citibank NA		1,200	(67,080)
Pay a fixed rate of 3.77% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG		3,300	(166,670)
Pay a fixed rate of 3.86% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker Deutsche Bank AG		4,600	(250,314)
Pay a fixed rate of 4.90% and receive a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG		4,800	(528,298)
Pay a fixed rate of 4.92% and receive a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker Deutsche Bank AG		7,000	(781,305)
Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank NA		6,100	(697,809)
Pay a fixed rate of 4.32% and receive a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker Royal Bank of Scotland Plc		500	(36,477)
Pay a fixed rate of 4.07% and receive a floating rate based on 3-month LIBOR, Expires 7/08/13, Broker Deutsche Bank AG		1,700	(101,611)

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2010	11

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)		Value

Over-the-Counter Call Swaptions (concluded)
Pay a fixed rate of 4.06% and receive a floating rate based on 3-month LIBOR, Expires 7/15/13, Broker Credit Suisse International	USD	2,600	$(153,795)
Pay a fixed rate of 3.23% and receive a floating rate based on 6-month EURIBOR, Expires 9/03/13, Broker Citibank NA		5,500	(195,184)
Pay a fixed rate of 3.44% and receive a floating rate based on 3-month LIBOR, Expires 10/21/13, Broker Deutsche Bank AG		1,300	(56,584)
Pay a fixed rate of 4.84% and receive a floating rate based on 3-month LIBOR, Expires 12/02/14, Broker JPMorgan Chase Bank NA		2,500	(212,325)
Pay a fixed rate of 4.89% and receive a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker Deutsche Bank AG		2,900	(253,440)
Pay a fixed rate of 4.76% and receive a floating rate based on 3-month LIBOR, Expires 5/30/17, Broker JPMorgan Chase Bank NA		1,700	(123,383)

			(5,496,680)

Over-the-Counter Put Swaptions — (1.0)%
Receive a fixed rate of 2.10% and pay a floating rate based on 3-month LIBOR, Expires 12/02/10, Broker Citibank NA		15,000	(150)
Receive a fixed rate of 3.21% and pay a floating rate based on 3-month LIBOR, Expires 12/02/10, Broker Citibank NA		2,000	(20)
Receive a fixed rate of 3.32% and pay a floating rate based on 3-month LIBOR, Expires 12/03/10, Broker Citibank NA		2,900	(29)
Receive a fixed rate of 2.80% and pay a floating rate based on 3-month LIBOR, Expires 2/08/11, Broker Deutsche Bank AG		5,900	(177,537)
Receive a fixed rate of 1.80% and pay a floating rate based on 3-month LIBOR, Expires 3/02/11, Broker Royal Bank of Scotland Plc		14,000	(180,208)
Receive a fixed rate of 2.15% and pay a floating rate based on 3- month LIBOR, Expires 4/26/11, Broker Deutsche Bank AG		3,700	(37,647)
Receive a fixed rate of 4.06% and pay a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker Royal Bank of Scotland Plc		6,800	(34,768)
Receive a fixed rate of 4.06% and pay a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker BNP Paribas SA		3,500	(18,168)

Options Written		Notional Amount (000)	Value

Over-the-Counter Put Swaptions (continued)
Receive a fixed rate of 4.49% and pay a floating rate based on 3-month LIBOR, Expires 12/05/11, Broker Deutsche Bank AG	USD	4,000	$(44,492)
Receive a fixed rate of 4.14% and pay a floating rate based on 3-month LIBOR, Expires 6/15/12, Broker Deutsche Bank AG		3,700	(107,281)
Receive a fixed rate of 4.05% and pay a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Deutsche Bank AG		3,500	(110,026)
Receive a fixed rate of 3.83% and pay a floating rate based on 3-month LIBOR, Expires 7/30/12, Broker Citibank NA		1,200	(49,120)
Receive a fixed rate of 4.00% and pay a floating rate based on 3-month LIBOR, Expires 8/13/12, Broker Morgan Stanley Capital Services, Inc.		8,100	(296,525)
Receive a fixed rate of 3.77% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG		3,300	(168,950)
Receive a fixed rate of 3.86% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker Deutsche Bank AG		4,600	(221,863)
Receive a fixed rate of 4.90% and pay a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG		4,800	(128,645)
Receive a fixed rate of 4.92% and pay a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker Deutsche Bank AG		7,000	(184,716)
Receive a fixed rate of 5.00% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank NA		6,100	(164,846)
Receive a fixed rate of 4.32% and pay a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker Royal Bank of Scotland Plc		500	(22,415)
Receive a fixed rate of 4.07% and pay a floating rate based on 3-month LIBOR, Expires 7/08/13, Broker Deutsche Bank AG		1,700	(93,395)
Receive a fixed rate of 4.06% and pay a floating rate based on 3- month LIBOR, Expires 7/15/13, Broker Credit Suisse International		2,600	(144,763)
Receive a fixed rate of 3.23% and pay a floating rate based on 6-month EURIBOR, Expires 9/03/13, Broker Citibank NA		5,500	(514,734)

12	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)		Value

Over-the-Counter Put Swaptions (concluded)
Receive a fixed rate of 3.44% and pay a floating rate based on 3-month LIBOR, Expires 10/21/13, Broker Deutsche Bank AG	USD	1,300	$(107,506)
Receive a fixed rate of 4.84% and pay a floating rate based on 3-month LIBOR, Expires 12/02/14, Broker JPMorgan Chase Bank NA		2,500	(130,670)
Receive a fixed rate of 4.89% and pay a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker Deutsche Bank AG		2,900	(147,761)
Receive a fixed rate of 4.47% and pay a floating rate based on 3-month LIBOR, Expires 8/05/15, Broker JPMorgan Chase Bank NA		7,900	(289,811)
Receive a fixed rate of 4.76% and pay a floating rate based on 3-month LIBOR, Expires 5/30/17, Broker JPMorgan Chase Bank NA		1,700	(117,162)

			(3,493,208)

Total Options Written (Premiums Received – $8,471,555) – (2.5)%			(9,180,717)

Total Investments, Net of TBA Sale Commitments and Options Written – 139.2%			518,714,562
Liabilities in Excess of Other Assets – (39.2)%			(146,181,585)

Net Assets – 100.0%			$372,532,977

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2010, as computed for federal income tax purposes were as follows:

	Aggregate cost	$684,196,968

	Gross unrealized appreciation	$25,803,095
	Gross unrealized depreciation	(12,664,491)

	Net unrealized appreciation	$13,138,604

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Morgan Stanley Capital Services, Inc.	$707,000	$7,000

(e)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(f)	All or a portion of security has been pledged as collateral in connection with swaps.

(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(i)	Convertible security.

(j)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(k)	Security is perpetual in nature and has no stated maturity date.

(l)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(m)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(n)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Banc of America NA	$5,077,345	$783
Citigroup Global Markets, Inc.	$(5,351,532)	$38,847
Credit Suisse Securities (USA) LLC	$10,701,476	$(68,723)
Deutsche Bank Securities, Inc.	$1,570,455	$(135,284)
Goldman Sachs & Co.	$(12,191,473)	$172,328
Greenwich Financial Services	$5,077,345	$1
JPMorgan Securities, Inc.	$105,703	$(234)
Morgan Stanley Capital Services, Inc.	$(4,150,689)	$(91,423)
Nomura Securities International, Inc.	$(28,411)	$389
UBS Securities	$745,172	$(547)

(o)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2010	13

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Reverse repurchase agreements outstanding as of November 30, 2010 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Banc of America NA	0.23%	10/13/10	Open	$7,062,523	$7,060,312
Banc of America NA	0.24%	10/14/10	Open	6,539,779	6,537,688
Credit Suisse Securities (USA), Inc.	0.18%	10/14/10	Open	6,421,541	6,420,000
Barclays Capital, Inc.	0.30%	10/15/10	Open	9,859,110	9,855,250
Barclays Capital, Inc.	0.24%	10/19/10	Open	7,774,278	7,772,050
Barclays Capital, Inc.	0.28%	10/19/10	Open	6,077,995	6,075,963
Barclays Capital, Inc.	0.40%	10/19/10	Open	4,799,190	4,796,898
Credit Suisse Securities (USA), Inc.	0.26%	10/19/10	Open	2,364,484	2,363,750
Credit Suisse Securities (USA), Inc.	0.31%	10/19/10	Open	1,849,020	1,848,335
Barclays Capital, Inc.	0.26%	10/20/10	Open	1,285,390	1,285,000
Barclays Capital, Inc.	0.40%	10/20/10	Open	1,432,294	1,431,626
Royal Bank of Scotland Plc	0.33%	10/26/10	Open	1,372,213	1,371,760
Barclays Capital, Inc.	0.19%	10/27/10	Open	1,168,213	1,168,000
Banc of America Securities LLC	0.02%	10/29/10	Open	2,695,045	2,695,000
Merrill Lynch & Co., Inc.	0.25%	11/02/10	Open	11,881,492	11,879,100
Credit Suisse Securities (USA), Inc.	0.40%	11/03/10	Open	3,138,976	3,138,000
UBS Securities LLC	0.38%	11/04/10	Open	3,466,231	3,465,244
Barclays Capital, Inc.	0.17%	11/09/10	Open	13,284,755	13,283,375
Credit Suisse Securities (USA), Inc.	0.25%	11/10/10	12/13/10	2,666,430	2,666,000
Merrill Lynch & Co., Inc.	0.23%	11/18/10	Open	23,470,298	23,468,349
Credit Suisse Securities (USA), Inc.	0.40%	11/22/10	Open	2,753,275	2,753,000
Barclays Capital, Inc.	0.21%	11/23/10	Open	2,233,104	2,233,000
Merrill Lynch & Co., Inc.	0.24%	11/24/10	Open	2,992,640	2,992,500
Deutsche Bank AG	(0.05)%	11/29/10	12/01/10	5,941,842	5,941,850
Deutsche Bank AG	0.22%	11/29/10	12/01/10	6,563,740	6,563,700
Merrill Lynch & Co., Inc.	0.27%	11/30/10	Open	10,599,986	10,599,906

Total				$149,693,844	$149,665,656

•	Financial futures contracts purchased as of November 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

231	2-Year U.S. Treasury Bond	Chicago Board of Trade	March 2011	$50,595,629	$79,996
354	30-Year U.S. Treasury Bond	Chicago Board of Trade	March 2011	$44,526,233	531,330
30	Euro Dollars	Chicago Mercantile	March 2011	$7,463,032	(6,157)
13	Euro Dollars	Chicago Mercantile	December 2012	$3,206,453	1,135

Total					$606,304

14	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Financial futures contracts sold as of November 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

18	2-Year U.S. Treasury Bond	Chicago Board of Trade	December 2010	$3,947,028	$(5,097)
125	5-Year U.S. Treasury Bond	Chicago Board of Trade	December 2010	$15,080,350	2,225
32	10-Year U.S. Treasury Bond	Chicago Board of Trade	December 2010	$3,985,447	(16,053)
30	Euro Dollars	Chicago Mercantile	December 2010	$7,472,543	855
392	5-Year U.S. Treasury Bond	Chicago Board of Trade	March 2011	$46,953,084	(28,729)
177	10-Year U.S. Treasury Bond	Chicago Board of Trade	March 2011	$21,938,574	(28,785)
34	30-Year Ultra Long Term U.S. Treasury Bond	Chicago Board of Trade	March 2011	$4,508,451	16,201
59	Euro Dollars	Chicago Mercantile	December 2011	$14,589,078	(45,135)

Total					$(104,518)

•	Credit default swaps on single-name issuers – buy protection outstanding as of November 30, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Depreciation

Radian Group, Inc.	5.00%	Citibank NA	March 2013	$1,400	$(78,392)
Radian Group, Inc.	5.00%	Citibank NA	June 2015	$1,400	(78,064)
MGIC Investment Corp.	5.00%	Citibank NA	December 2015	$840	(38,144)
The PMI Group, Inc.	5.00%	Citibank NA	September 2016	$1,400	(27,469)
The New York Times Co.	1.00%	Barclays Bank Plc	December 2016	$1,800	(8,091)

Total					$(230,160)

•	Credit default swaps on traded indexes – buy protection outstanding as of November 30, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation

Dow Jones CDX North America Investment Grade Index Series 15	1.00%	Credit Suisse International	December 2015	$7,045	$10,714
Dow Jones CDX North America High Yield Index Series 15	5.00%	Deutsche Bank AG	December 2015	$1,550	11,631
Dow Jones CDX Emerging Markets Series 14	5.00%	Morgan Stanley Capital Services, Inc.	December 2015	$1,910	19,500

Total					$41,845

•	Credit default swaps on traded indexes - sold protection outstanding as of November 30, 2010 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Depreciation

Dow Jones CDX North America Investment Grade Index Series 15	5.00%	Credit Suisse International	December 2015	B	$4,100	$(150,000)

[1]	Using Standard and Poor’s rating.

[2]	The maximum potential amount the Trust may pay should a negative event take place as defined under the terms of the agreement.

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2010	15

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Interest rate swaps outstanding as of November 30, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)

0.57% (a)	3-month LIBOR	Citibank NA	November 2012	$20,000	$64,418
0.59% (b)	3-month LIBOR	Citibank NA	November 2012	$2,600	(7,693)
0.63% (a)	3-month LIBOR	Credit Suisse International	November 2012	$23,300	53,513
0.62% (a)	3-month LIBOR	Deutsche Bank AG	November 2012	$22,400	53,254
0.63% (a)	3-month LIBOR	Deutsche Bank AG	November 2012	$1,500	3,478
0.70% (a)	3-month LIBOR	Deutsche Bank AG	November 2012	$2,600	2,114
0.65% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	November 2012	$8,000	15,395
0.69% (b)	3-month LIBOR	UBS AG	November 2012	$10,400	(10,442)
0.77% (b)	3-month LIBOR	Deutsche Bank AG	December 2012	$3,900	—
1.35% (b)	3-month LIBOR	Credit Suisse International	October 2015	$200	(3,321)
1.39% (b)	3-month LIBOR	Deutsche Bank AG	October 2015	$2,000	(30,233)
1.32% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	October 2015	$2,100	(37,633)
1.34% (b)	3-month LIBOR	Deutsche Bank AG	November 2015	$3,500	(62,406)
1.34% (a)	3-month LIBOR	Deutsche Bank AG	November 2015	$1,800	31,905
1.36% (a)	3-month LIBOR	Royal Bank of Scotland Plc	November 2015	$4,100	69,675
1.73% (b)	3-month LIBOR	Citibank NA	December 2015	$1,600	—
2.13% (a)	3-month LIBOR	Barclays Bank Plc	August 2017	$2,100	21,211
1.99% (b)	3-month LIBOR	Deutsche Bank AG	October 2017	$400	(9,180)
3.34% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2020	$6,000	234,562
2.68% (b)	3-month LIBOR	Deutsche Bank AG	August 2020	$3,100	(61,651)
2.59% (b)	3-month LIBOR	Deutsche Bank AG	September 2020	$1,500	(44,354)
2.54% (b)	3-month LIBOR	Deutsche Bank AG	October 2020	$900	(30,935)
2.79% (a)	3-month LIBOR	Deutsche Bank AG	October 2020	$900	12,119
4.92% (a)	3-month LIBOR	Barclays Bank Plc	November 2020	$15,000	(1,833,820)
2.86% (a)	3-month LIBOR	Citibank NA	November 2020	$1,300	9,499
3.00% (a)	3-month LIBOR	Credit Suisse International	November 2020	$500	(2,548)
2.85% (a)	3-month LIBOR	Deutsche Bank AG	November 2020	$500	3,934
2.89% (b)	3-month LIBOR	Deutsche Bank AG	November 2020	$1,200	(6,521)
2.98% (a)	3-month LIBOR	Deutsche Bank AG	November 2020	$400	(1,222)
2.98% (a)	3-month LIBOR	JPMorgan Chase Bank NA	November 2020	$1,500	(4,976)
2.92% (b)	3-month LIBOR	BNP Paribas SA	December 2020	$1,300	—
2.99% (a)	3-month LIBOR	Deutsche Bank AG	December 2020	$900	(3,271)
4.59% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2040	$600	(85,482)
4.44% (a)	3-month LIBOR	JPMorgan Chase Bank NA	April 2040	$1,400	(163,394)
3.95% (a)	3-month LIBOR	Citibank NA	November 2040	$2,000	(51,729)
3.61% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	November 2040	$1,100	38,700
3.68% (a)	3-month LIBOR	UBS AG	November 2040	$1,800	42,288
3.88% (b)	3-month LIBOR	Citibank NA	December 2040	$300	3,957
3.87% (b)	3-month LIBOR	Deutsche Bank AG	December 2040	$3,500	41,971

Total					$(1,748,818)

	(a)	Pays fixed interest rate and receives floating rate.

	(b)	Pays floating interest rate and receives fixed rate.

•	Foreign currency exchange contracts as of November 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CHF	1,839,224	USD	1,850,000	UBS AG	12/08/10	$(17,282)
EUR	680,000	JPY	76,591,800	Citibank NA	12/08/10	(32,604)
EUR	1,360,000	USD	1,852,347	Citibank NA	12/08/10	(87,015)
EUR	680,000	USD	920,496	Goldman Sachs International	12/08/10	(37,829)
EUR	680,000	USD	920,492	Royal Bank of Scotland Plc	12/08/10	(37,826)
JPY	77,623,360	EUR	680,000	Goldman Sachs International	12/08/10	44,931
USD	1,486,146	EUR	1,090,000	BNP Paribas SA	12/08/10	71,284
USD	1,298,208	EUR	950,000	Citibank NA	12/08/10	65,071
USD	919,020	EUR	680,000	Goldman Sachs International	12/08/10	36,354
USD	6,230,408	EUR	4,550,500	Deutsche Bank AG	1/28/11	324,937

Total						$330,021

16	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of November 30, 2010 in determining the fair valuation of the Trust’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$16,450,698	$2,339,468	$18,790,166
Common Stocks	$12,589	68	14,236	26,893
Corporate Bonds	—	262,444,992	3,889,472	266,334,464
Foreign Agency Obligations	—	6,255,361	—	6,255,361
Non-Agency Mortgage-Backed Securities	—	59,345,735	2,501,214	61,846,949
Other Interests	—	—	381	381
Preferred Securities	1,794,780	3,041,923	70,380	4,907,083
Taxable Municipal Bonds	—	12,867,385	—	12,867,385
U.S. Government Sponsored Agency Securities	—	190,363,819	—	190,363,819
U.S. Treasury Obligations	—	127,742,278	—	127,742,278
Warrants	—	—	1	1
Liabilities:
TBA Sale Commitments	—	(169,440,293)	—	(169,440,293)

Total	$1,807,369	$509,071,966	$8,815,152	$519,694,487

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Credit contracts	—	$41,845	—	$41,845
Foreign currency exchange contracts	—	665,217	—	665,217
Interest rate contracts	$631,742	8,780,145	—	9,411,887
Liabilities:
Credit contracts	—	(380,160)	—	(380,160)
Foreign currency exchange contracts	—	(212,556)	—	(212,556)
Interest rate contracts	(320,785)	(11,440,699)	—	(11,761,484)

Total	$310,957	$(2,546,208)	—	$(2,235,251)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2010	17

Schedule of Investments (concluded)	BlackRock Core Bond Trust (BHK)

          The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Non-Agency Mortgage- Backed Securities	Other Interests	Preferred Securities	Warrants	Total

Assets:
Balance, as of August 31, 2010	$5,104,409	$11,492	$3,029,472	$2,310,902	$381	$56,838	—	$10,513,494
Accrued discounts/premiums	(41,174)	—	1,046	555	—	—	—	(39,573)
Net realized gain (loss)	—	—	—	8,096	—	—		8,096
Net change in unrealized appreciation/preciation[2]	409,453	2,744	(1,046)	(15,967)	—	13,542	—	408,726
Purchases	—	—	—	—	—	—	—	—
Sales	—	—	—	(28,395)	—	—	—	(28,395)
Transfer in3	—	—	860,000	886,214	—	—	$1	1,746,215
Transfer out[3]	(3,133,220)	—	—	(660,191)	—	—	—	(3,793,411)

Balance as of November 30, 2010	$2,339,468	$14,236	$3,889,472	$2,501,214	$381	$70,380	$1	$8,815,152

[2]	The change in unrealized appreciation/depreciation on securities still held at November 30, 2010 was $498,714.

[3]	The Trust’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

18	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Bond Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Core Bond Trust

Date: January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Core Bond Trust

Date: January 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Core Bond Trust

Date: January 26, 2011